Financial Instruments Narrative (Detail) (USD $)														12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 28, 2009	Jun. 03, 2009 Wyeth [Member]	Mar. 24, 2009 Wyeth [Member]	Dec. 31, 2011 Unused Lines of Credit [Member]	Dec. 31, 2011 Unused Lines of Credit [Member] Expire in 2016 [Member]	Dec. 31, 2011 Commercial Paper [Member]	Dec. 31, 2010 Commercial Paper [Member]	Dec. 31, 2011 Foreign Exchange Contract [Member]	Dec. 31, 2011 Foreign Exchange Contract [Member] United Kingdom [Member] Maturing in 2038 [Member]	Dec. 31, 2011 Interest Rate Contract [Member]	Dec. 31, 2011 Credit Risk Contract [Member]	Dec. 31, 2011 Derivative Instruments Issued By Counterparties [Member]
Short - Term Borrowings:
Weighted-average effective interest rate on short-term borrowings outstanding	0.20%	2.80%
Commercial paper outstanding								$ 2,700,000,000	$ 1,200,000,000
Line of credit, maximum borrowing capacity	9,400,000,000
Line of credit, current borrowing capacity before expiration	2,300,000,000
Line of credit, remaining borrowing capacity						8,600,000,000
Line of credit, remaining borrowing capacity, amount lenders have committed to loan us						7,500,000,000
Line of credit, current borrowing capacity able to support commercial paper borrowings before expiration							7,000,000,000
Derivative Financial Instruments and Hedging Activities
Aggregate notional amount of foreign exchange derivative financial instruments										48,100,000,000
Notional amount of foreign exchange derivative financial instruments											2,300,000,000
Aggregate notional amount of interest rate derivative financial instruments												10,600,000,000
Credit Risk Derivatives
Aggregate fair value of net derivative liabilities													502,000,000
Posted collateral													555,000,000
Additional collateral													46,000,000
Concentration risk maximum exposure														2,800,000,000
Securities received as collateral														491,000,000
Senior unsecured notes			$ 24,000,000,000	$ 10,500,000,000	$ 13,500,000,000